Fair Value - Quantitative information (Details) $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 10, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative fair value	$ 0		$ 3,649
Redeemable Convertible Series E Preferred Stock Forward Contract Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative, Measurement input | $ / shares		9.17
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative fair value			$ 3,649
Level 3 | Redeemable Convertible Series E Preferred Stock Forward Contract Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative fair value		$ 21,688